        AIM BASIC VALUE FUND

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        ADVISOR CLASS
        AIM Basic Value Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       The Advisor Class is closed to new
                                       investors.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

[AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
                                                  --Registered Trademark--

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                              AIM BASIC VALUE FUND
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TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - -- - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - -- - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - -  - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - -  - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - -  - - - - -

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - -  - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - -  - - - - -

Purchasing Shares                          A-1

Redeeming Shares                           A-2

Exchanging Shares                          A-3

Pricing of Shares                          A-4

Taxes                                      A-4

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - -  - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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                              AIM BASIC VALUE FUND
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INVESTMENT OBJECTIVE AND STRATEGIES
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The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing all of its investable assets in the Value Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

  The portfolio may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The portfolio may also invest up to 25% of its total assets in foreign securities.

  In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, or high-quality debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

  The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

  If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  The value of your shares could be adversely affected if the computer systems used by the portfolio's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

  The portfolio's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the portfolio invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                              AIM BASIC VALUE FUND
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PERFORMANCE INFORMATION
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The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year.

                     [GRAPH]

                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1996 .......................................  15.58%
1997 .......................................  27.78%
1997 .......................................   7.43%

  During the periods shown in the bar chart, the highest quarterly return was 15.11% (quarter ended December 31, 1998) and the lowest quarterly return was -12.52% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------
(for the periods ended                                        SINCE        INCEPTION
December 31, 1998)                            1 YEAR      INCEPTION           DATE
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Advisor Class                                  7.43%        19.57%       10/18/95
Russell 1000--Registered Trademark--
  Index(1)                                    27.02         28.08(2)     10/31/95(2)
------------------------------------------------------------------------------------

(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the Advisor Class.

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                              AIM BASIC VALUE FUND
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FEE TABLE AND EXPENSE EXAMPLE
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FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                  ADVISOR CLASS
---------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                None
Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)          None
---------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)              ADVISOR CLASS
---------------------------------------------------
Management Fees                       0.73%
Distribution and/or Service
  (12b-1) Fees                        None
Other Expenses                        1.03
Total Annual Fund Operating
  Expenses                            1.76
Expense Reimbursement(2)              0.36
Net Expenses                          1.40
---------------------------------------------------

(1) This fee table, and the expense example below, reflect the expenses of both the fund and the portfolio.
(2) The investment advisor has contractually agreed to limit net expenses.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------
Advisor Class    $179     $554      $954      $2,073
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                              AIM BASIC VALUE FUND
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FUND MANAGEMENT
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THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor for the Value Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provides investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor and Chancellor LGT Asset Management, Inc. (the advisor for the period January 1, 1998 through May 28, 1998) together received compensation of 0.76% of average daily net assets, consisting of a management and administrative fee of 0.73% and an accounting fee of 0.03%.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio are

- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc.

- Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc.

OTHER INFORMATION
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DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

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                              AIM BASIC VALUE FUND
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FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.

                                                               ADVISOR CLASS
                                                  ----------------------------------------
                                                                              OCTOBER 18,
                                                   YEAR ENDED DECEMBER 31,         TO
                                                  -------------------------   DECEMBER 31,
                                                  1998(a)    1997     1996        1995
------------------------------------------------------------------------------------------
Net asset value, beginning of period              $17.37    $14.72   $12.77     $ 11.43
Income from investment operations:
  Net investment income(b)                          0.07      0.15(c)  0.03(c)     0.04(c)
  Net gains on securities (both realized and
    unrealized)                                     1.21      3.91     1.96        1.30
    Total from investment operations                1.28      4.06     1.99        1.34
Less distributions:
  Dividends from net investment income                --     (0.07)      --          --
  Distributions from net realized gains            (0.32)    (1.34)   (0.04)         --
  Total distributions                              (0.32)    (1.41)   (0.04)         --
Net asset value, end of period                    $18.33    $17.37   $14.72     $ 12.77
Total return(d)                                     7.43%    27.78%   15.58%      11.72%
------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $1,038    $  439   $  191     $    81
Ratio of expenses to average net assets:
  With expense reductions and/or reimbursement      1.39%(e)  1.64%    1.65%       1.65%(f)
  Without expense reductions and/or
    reimbursement                                   1.76%(e)  2.62%    5.16%      50.19%(f)
Ratio of net investment income to average net
  assets:
  With expense reductions and/or reimbursement      0.60%(e)  0.91%    0.25%       1.45%(f)
  Without expense reductions and/or
    reimbursement                                   0.23%(e)  0.07)%  (3.26)%    (47.09)%(f)
Ratio of interest expense to average net
  assets(g)                                           --      0.03%      --          --
Portfolio turnover rate(g)                           148%       93%     256%         --
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(a) The Portfolio changed investment advisors on May 29, 1998.
(b) Before reimbursement the net investment income (loss) per share would have been $0.02, $(0.01), $(0.46) and $(1.10) for 1998-1995, respectively.
(c) Calculated based upon average shares outstanding during the period.
(d) Not annualized for periods less than one year.
(e) Ratios are based on average net assets of $783,941.
(f) Annualized.
(g) Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

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                                 THE AIM FUNDS
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SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
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In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about Advisor Class shares of all the AIM Funds.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the AIM Funds, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS

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                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
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Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A-1                            ADV--05/99

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                                 THE AIM FUNDS
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SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET TIMING ACTIVITY.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

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ADV--05/99                            A-2

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                                 THE AIM FUNDS
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TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. You also may exchange Advisor Class shares for AIM Cash Reserve shares of AIM Money Market Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be

                                      A-3                            ADV--05/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--05/99                            A-4

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Basic Value Fund--Advisor Class
 SEC 1940 Act file number: 811-2699
------------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com  BVA-PRO-2  INVEST WITH DISCIPLINE
                                                    --Registered Trademark--

        AIM SMALL CAP GROWTH FUND

        ------------------------------------------------------------------------

        ADVISOR CLASS
        AIM Small Cap Growth Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MAY 3, 1999


                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       The Advisor Class is closed to new
                                       investors.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                          A-1

Redeeming Shares                           A-2

Exchanging Shares                          A-3

Pricing of Shares                          A-4

Taxes                                      A-4

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing all of its investable assets in the Small Cap Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000--Registered Trademark-- Index.

  The portfolio may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000--Registered Trademark-- Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The portfolio may also invest up to 25% of its total assets in foreign securities.

  In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the portfolio may temporarily hold all or a portion of its assets in cash, money market instruments, or high-quality debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

  The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

  If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  If the seller of a repurchase agreement in which the portfolio invests defaults on its obligation or declares bankruptcy, the portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the portfolio may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

  The value of your shares could be adversely affected if the computer systems used by the portfolio's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

  The portfolio's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the portfolio invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year.

                 [GRAPH]

                                                  Annual
Year Ended                                        Total
December 31                                       Return
-----------                                       ------
1996 ...........................................  14.22%
1997 ...........................................  16.63%
1998 ...........................................  23.38%

  During the periods shown in the bar chart, the highest quarterly return was 30.45% (quarter ended December 31, 1998) and the lowest quarterly return was -20.18% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                     SINCE        INCEPTION
December 31, 1998)                                           1 YEAR      INCEPTION        DATE
-------------------------------------------------------------------------------------------------
Advisor Class                                                23.38%        17.98%       10/18/95
Russell 2000--Registered Trademark-- Index(1)                (2.55)        13.30(2)     10/31/95(2)
-------------------------------------------------------------------------------------------------

(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of the Advisor Class.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from your
investment)                         ADVISOR CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                   None
Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)             None
-------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted from
fund assets)(1)                     ADVISOR CLASS
-------------------------------------------------
Management Fees                          0.72%
Distribution and/or Service
(12b-1) Fees                             None
Other Expenses:
  Other                                  1.12
  Interest                               0.01
Total Other Expenses                     1.13
Total Annual Fund Operating
  Expenses                               1.85
Expense Reimbursement(2)                 0.44
Net Expenses                             1.41
-------------------------------------------------

(1) This fee table, and the expense example below, reflects the expenses of both the fund and the portfolio.
(2) The investment advisor has contractually agreed to limit net expenses.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------
Advisor Class   $188     $582     $1,001     $2,169
----------------------------------------------------

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor for the Small Cap Portfolio (the portfolio), and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provides investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor and Chancellor LGT Asset Management, Inc. (the advisor for the period January 1, 1998 through May 28, 1998) together received compensation of 0.75% of average daily net assets, consisting of a management and administrative fee of 0.72% and an accounting fee of 0.03%.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio are

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.

                                                               ADVISOR CLASS
------------------------------------------------------------------------------------------
                                                                              OCTOBER 18,
                                                   YEAR ENDED DECEMBER 31,         TO
                                                  -------------------------   DECEMBER 31,
                                                  1998(a)     1997     1996       1995
------------------------------------------------------------------------------------------
Net asset value, beginning of period              $14.39     $12.58   $11.81    $ 11.43
Income from investment operations:
  Net investment income(b)                         (0.14)(c)  (0.14)(c)  --        0.05(c)
  Net gains on securities (both realized and
    unrealized)                                     3.46       2.22     1.69       0.33
    Total from investment operations                3.32       2.08     1.69       0.38
Less distributions:
  Distributions from net realized gains            (0.50)     (0.27)   (0.92)       --
    Total distributions                            (0.50)     (0.27)   (0.92)       --
Net asset value, end of period                    $17.21     $14.39   $12.58    $ 11.81
Total return(d)                                    23.38%     16.63%   14.22%      3.32%
------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $1,045     $1,592   $  435    $    52
Ratio of expenses to average net assets:
  With expense reductions and/or reimbursement      1.40%(e)   1.57%    1.65%      1.65%(f)
  Without expense reductions and/or
    reimbursement                                   1.84%(e)   2.17%    2.74%     23.85%(f)
Ratio of net investment income to average net
  assets:
  With expense reductions and/or reimbursement     (0.94)%(e) (1.05)%  (0.03)%    (2.03)%(f)
  Without expense reductions and/or
    reimbursement                                  (1.38)%(e) (1.65)%  (1.12)%   (20.17)%(f)
Ratio of interest expense to average net
  assets(g)                                         0.01%       --       --         --
Portfolio turnover rate(g)                           190%       233%     150%       --
------------------------------------------------------------------------------------------

(a) The Portfolio changed investment advisors on May 29, 1998.
(b) Before reimbursement the net investment loss per share would have been $(0.20), $(0.21), $(0.14), and $(0.46) for 1998-1995, respectively.
(c) Calculated using average shares outstanding.
(d) Not annualized for periods less than one year.
(e) Ratios are based on average net assets of $1,783,361.
(f) Annualized.
(g) Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about Advisor Class shares of all the AIM Funds.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the AIM Funds, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS

----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A-1                            ADV--05/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH AIM FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET TIMING ACTIVITY.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--05/99                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. You also may exchange Advisor Class shares for AIM Cash Reserve shares of AIM Money Market Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be

                                      A-3                            ADV--05/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--05/99                            A-4

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
---------------------------------------------------------

BY MAIL:                     A I M Distributors, Inc.
                             11 Greenway Plaza,
                             Suite 100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

-------------------------------------------
 AIM Small Cap Growth Fund - Advisor Class
 SEC 1940 Act file number: 811-2699
-------------------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com  SCG-PRO-2    INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                                                         STATEMENT OF
                                                   ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF
                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 1999
                RELATING TO THE AIM BASIC VALUE FUND PROSPECTUS
                 AND THE AIM SMALL CAP GROWTH FUND PROSPECTUS,
                             EACH DATED MAY 3, 1999

                               TABLE OF CONTENTS

                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................  4

GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4

INVESTMENT POLICIES.........................................  5
  Selection of Investments..................................  5
  Investments in Other Investment Companies.................  6
  Depositary Receipts.......................................  6
  Warrants or Rights........................................  6
  Lending of Portfolio Securities...........................  6
  Commercial Bank Obligations...............................  7
  Repurchase Agreements.....................................  7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  7
  When-Issued or Forward Commitment Securities..............  8
  Temporary Defensive Strategies............................  8

OPTIONS AND FUTURES.........................................  8
  Special Risks of Options and Futures......................  8
  Writing Call Options......................................  9
  Writing Put Options.......................................  9
  Purchasing Put Options....................................  10
  Purchasing Call Options...................................  10
  Index Options.............................................  11
  Interest Rate and Stock Index Futures Contracts...........  12
  Options on Futures Contracts..............................  13
  Limitations on Use of Futures and Options on Futures......  13
  Cover.....................................................  14

RISK FACTORS................................................  14
  Illiquid Securities.......................................  14
  Debt Securities...........................................  15
  Equity Securities.........................................  15
  Small Cap Companies.......................................  15

INVESTMENT LIMITATIONS......................................  15

EXECUTION OF PORTFOLIO TRANSACTIONS.........................  17
  Portfolio Trading and Turnover............................  17

MANAGEMENT..................................................  18
  Trustees and Executive Officers...........................  18
  Investment Management and Administration Services Relating
     to the Funds and the Portfolios........................  19
  Distribution Services.....................................  21
  Expenses of the Funds and the Portfolios..................  21

NET ASSET VALUE DETERMINATION...............................  21

HOW TO PURCHASE AND REDEEM SHARES...........................  22
  Backup Withholding........................................  22

DIVIDEND ORDER..............................................  23

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...................   23
  Reinvestment of Dividends and Distributions...............  23
  Tax Matters...............................................  23
  Taxation of the Funds.....................................  24
  Reinstatement Privilege...................................  24
  Taxation of the Portfolios................................  24
  Taxation of the Funds' Shareholders.......................  25

                                                              PAGE NO.
                                                              --------
SHAREHOLDER INFORMATION.....................................  25

MISCELLANEOUS INFORMATION...................................  27
  Charges for Certain Account Information...................  27
  Custodian.................................................  27
  Transfer Agency and Accounting Agency Services............  27
  Independent Accountants...................................  27
  Legal Matters.............................................  27
  Shareholder Liability.....................................  27
  Names.....................................................  28
  Control Persons and Principal Holders of Securities.......  28

INVESTMENT RESULTS..........................................  29
  Total Return Quotations...................................  29
  Performance Information...................................  30

APPENDIX....................................................  33
  Description of Bond Ratings...............................  33
  Description of Commercial Paper Ratings...................  34
  Absence of Rating.........................................  34

FINANCIAL STATEMENTS........................................  FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund ("Small Cap Fund") and AIM Basic Value Fund, formerly AIM America Value Fund ("Basic Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company. The Small Cap Fund and Basic Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Portfolios and for the Funds.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated May 3, 1999, and for Basic Value Fund is included in a separate Prospectus dated May 3, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling
(800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses, and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name GT Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM Mid Cap Equity Fund (formerly known as AIM Mid Cap Growth Fund), AIM Small Cap Growth Fund (formerly known as Small Cap Equity Fund) and AIM Basic Value Fund (formerly known as AIM America Value Fund). Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of GT Global Growth Series.

  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund, a particular class of a Fund, or a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund, such class or such Portfolio present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio.

  Class A, Class B, Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of a Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the Investment Company Act of 1940, as amended (the "1940 Act"). A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of a Fund, when issued, are fully paid and nonassessable.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust, in such event, the remaining holders cannot elect any trustees of the Trust.

                              INVESTMENT POLICIES

  The Small Cap Fund and Basic Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a Delaware business trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so.

  A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for a Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Funds, each Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the corresponding Fund and may charge different sales commissions. Therefore, investors in a Fund may experience different returns than investors in another investment company that invests exclusively in a Portfolio. As of the date of the Prospectus and this Statement of Additional Information, the Funds are the only institutional investors in the Portfolios.

  The Funds may be materially affected by the actions of other large investors, if any, in the Portfolios. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding Fund could have effective voting control over the operation of the Portfolio.

  Unless specifically noted, the Fund's investment policies described in this Statement of Additional Information are not fundamental polices and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.

SELECTION OF INVESTMENTS

  For purposes of the Prospectus and this Statement of Additional Information, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

  The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. Each Portfolio will limit its purchases of debt securities to investment grade debt obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM to be of equivalent quality.

  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy and movements in the general level and term of interest rates.

  Equity securities in which the Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by AIM or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless AIM determines that the potential benefits of such investments justify the payment of any applicable premiums. As a shareholder in an investment company, a Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At the same time, the Portfolio would continue to pay its own management fees and other expenses. With respect to investments in Affiliated Funds, AIM waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITARY RECEIPTS

  Each Portfolio may invest up to 25% of its total assets in foreign securities. Such investments may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign equity securities.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regula-tory agencies, and as approved by the Board. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

  Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Portfolio may borrow in connection with meeting requests for redemption. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

  Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

  Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks. A Portfolio may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for redemption.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES

  Each Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Portfolio. If a Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Portfolio may incur a loss.

TEMPORARY DEFENSIVE STRATEGIES

  In the interest of preserving shareholders' capital, AIM and/or the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time, a Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. In addition, most or all investments of a Portfolio may be made in the United States and denominated in U.S. dollars. Further, pending investment of proceeds from new sales of Portfolio shares or to meet its ordinary daily cash needs, a Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and may invest in high quality foreign or domestic money market instruments.

  Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by AIM to be of comparable quality.

                              OPTIONS AND FUTURES

SPECIAL RISKS OF OPTIONS AND FUTURES

  The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because AIM projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

          (5) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS

  A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

  The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS

  The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (Euro-pean style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Portfolio generally would write put options in circumstances where AIM wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS

  Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

  A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless AIM believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

  A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

  The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September deutschmarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September deutschmarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

  Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

  If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES

  To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER

  Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to AIM in accordance with procedures approved by that Board of Trustees. AIM takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Portfolio increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.

DEBT SECURITIES

  Each Portfolio may invest in U.S. government securities and corporate debt securities of issuers domiciled in the United States. Each Portfolio limits its purchases of debt securities to investment grade obligations. The value of debt securities held by a Portfolio will fluctuate with changes in the perceived creditworthiness of the issues of such securities and interest rates. In selecting debt securities for investment, AIM reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another NRSRO as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that AIM determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. AIM will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

EQUITY SECURITIES

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.

SMALL CAP COMPANIES

  The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

                             INVESTMENT LIMITATIONS

  The Small Cap Fund and Basic Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Trust's Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, banker's acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

          (3) Enter into a futures contract or an option on a futures contract, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

          (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  The approval of the Fund and of other investors in a Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of a Fund thirty days prior to any changes in a Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

  Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by Growth Portfolio's Board of Trustees, AIM is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, AIM seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of the Portfolios, AIM may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to AIM for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

  AIM may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

  Investment decisions for each Portfolio and for other investment accounts managed by AIM are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases AIM believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

  Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, AIM may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal years ended December 31, 1998, 1997 and 1996, the Small Cap Portfolio paid aggregate brokerage commissions of $113,203, $91,971 and $54,241, respectively. For the fiscal years ended December 31, 1998, 1997 and 1996, the Value Portfolio paid aggregate brokerage commissions of $61,274, $22,202 and $37,380, respectively.

PORTFOLIO TRADING AND TURNOVER

  Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever AIM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM deems portfolio changes appropriate. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1998 and 1997, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 190% and 233%, and 148% and 93%, respectively.

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operations of the Funds. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Funds including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Funds' shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Funds are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Funds and to the general supervision of the Trust's Board.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

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                                     POSITIONS HELD
    NAME, ADDRESS AND AGE           WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
    ---------------------           ---------------             ----------------------------------------
---------------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (52)         Trustee, Chairman of the  Director, President and Chief Executive Officer,
                                Board and President       A I M Management Group Inc.; Director and President,
                                                          A I M Advisors, Inc.; Director and Senior Vice
                                                          President, A I M Capital Management, Inc., A I M
                                                          Distributors, Inc., A I M Fund Services, Inc. and
                                                          Fund Management Company; and Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)         Trustee                   Mr. Anderson is President, Plantagenet Capital
 220 Sansome Street                                       Management, LLC (an investment partnership); Chief
 Suite 400                                                Executive Officer, Plantagenet Holdings, Ltd. (an
 San Francisco, CA 94104                                  investment banking firm); Director, Anderson Capital
                                                          Management, Inc. since 1988; Director, PremiumWear,
                                                          Inc. (formerly Munsingwear, Inc.) (a casual apparel
                                                          company) and Director, "R" Homes, Inc. and various
                                                          other companies. Mr. Anderson is also a trustee of
                                                          each of the other investment companies registered
                                                          under the 1940 Act that is sub-advised or
                                                          sub-administered by the Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)           Trustee                   Mr. Bayley is a partner of the law firm of Baker &
 Two Embarcadero Center                                   McKenzie, and serves as a Director and Chairman of
 Suite 2400                                               C.D. Stimson Company (a private investment company).
 San Francisco, CA 94111                                  Mr. Bayley is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (55)       Trustee                   Mr. Patterson is Managing Partner of Accel Partners
 428 University Avenue                                    (a venture capital firm). He also serves as a
 Palo Alto, CA 94301                                      director of Viasoft and PageMart, Inc. (both public
                                                          software companies), as well as several other
                                                          privately held software and communications companies.
                                                          Mr. Patterson is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------

---------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

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                                 POSITIONS HELD
 NAME, ADDRESS AND AGE          WITH REGISTRANT           PRINCIPAL OCCUPATION DURING PAST 5 YEARS
 ---------------------          ---------------           ----------------------------------------
---------------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (64)           Trustee                   Miss Quigley is a private investor. From 1984 to
 1055 California Street                                   1986, she was President of Quigley Friedlander & Co.,
 San Francisco, CA 94108                                  Inc. (a financial advisory services firm). Miss
                                                          Quigley is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)           Vice President            Vice President and Chief Compliance Officer, A I M
                                                          Advisors, Inc., A I M Capital Management, Inc., A I M
                                                          Distributors, Inc., A I M Fund Services, Inc. and
                                                          Fund Management Company.
---------------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)              Vice President            Director and President, A I M Capital Management,
                                                          Inc.; Director and Senior Vice President, A I M
                                                          Management Group Inc. and A I M Advisors, Inc.; and
                                                          Director, A I M Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
 CAROL F. RELIHAN (43)          Vice President            Director, Senior Vice President, General Counsel and
                                                          Secretary, A I M Advisors, Inc.; Senior Vice
                                                          President, General Counsel and Secretary, A I M
                                                          Management Group Inc.; Director, Vice President and
                                                          General Counsel, Fund Management Company; Vice
                                                          President and General Counsel, A I M Fund Services,
                                                          Inc.; and Vice President, A I M Capital Management,
                                                          Inc. and A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------------
 SAMUEL D. SIRKO (39)           Vice President and        Vice President, Assistant General Counsel and
                                Secretary                 Assistant Secretary, A I M Advisors, Inc.; and
                                                          Assistant General Counsel and Assistant Secretary,
                                                          A I M Management Group Inc., A I M Capital
                                                          Management, Inc., A I M Distributors, Inc., A I M
                                                          Fund Services, Inc. and Fund Management Company.
---------------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)            Vice President and        Vice President and Fund Controller, A I M Advisors,
                                Treasurer                 Inc.; and Assistant Vice President and Assistant
                                                          Treasurer, Fund Management Company.
---------------------------------------------------------------------------------------------------------------

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any affiliated company is paid an annual retainer component plus a per-meeting fee component, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust.

  For the fiscal year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any affiliated company, received total compensation of $6,650, $5,450, $6,050 and $6,650, respectively, from the Trust for their services as Trustees. For the year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any other affiliated company, received total compensation of $106,850, $90,650, $98,600 and $99,500, respectively, from the investment companies managed or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of April 1, 1999, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than (i) 1% of the shares of the Basic Value Fund and (ii) 3.026% of the shares of the Small Cap Fund.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS

  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, was organized in 1976 and, together with its subsidiaries, manages or advises approximately 110 investment portfolios encompassing a broad range of investment objectives. AIM and their world-wide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.

  AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

  AIM Management and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston and London offices, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds and the Portfolio, AIM employs a team approach, taking advantage of its investment resources around the world.

  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between the Growth Portfolio and AIM ("Portfolio Management Contract"). AIM serves as administrator to each Fund under an administration contract between the Trust and AIM ("Administration Contract").

  The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM makes all investment decisions for each Portfolio and, as administrator, AIM administers each Portfolio's and Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.

  The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of the Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Trust, the Portfolio or AIM may terminate the contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of its assignment (as defined in the 1940 Act).

  The Funds pay AIM administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of each Fund's average daily net assets. The Funds bear this pro rata portion of the investment management and administration fees paid by the Portfolio to AIM. The Portfolios pay AIM such fees, computed daily and paid monthly, based on the average daily net assets of each Portfolio, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million and 0.40% on the amounts thereafter. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit each Funds expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets until May 31, 2000.

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Tables in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

  AIM also serves as the Funds' pricing and accounting agent. For these services, AIM receives a fee based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Investment Portfolios, AIM Series Trust, GT Global Variable Investment Series and GT Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

  For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $159,738, $120,544 and $73,312; and $133,235, $74,372 and $27,487, respectively, to
INVESCO (NY), Inc. For the same periods, the Small Cap Fund and Basic Value Fund paid administration fees of $84,258, $63,460 and $39,004; and $70,124, $39,171 and $14,722, respectively, to INVESCO (NY), Inc. For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, INVESCO (NY), Inc. reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $93,076, $67,837 and $73,312; and $60,760, $74,372 and $27,487, respectively; for the same periods, INVESCO (NY), Inc. reimbursed the Small Cap Fund and Basic Value Fund for their respective administration fees in the amounts of $55,651, $63,460 and $39,004; and $41,599, $39,171 and $14,722, respectively. Accordingly, INVESCO
(NY), Inc. reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $148,727, $131,297 and $112,316; and $102,359, $113,543 and $42,209, respectively.

  For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, INVESCO (NY), Inc., pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and Basic Value Fund for expenses in the additional amounts of $0, $0 and $58,269; and $0, $38,419 and $164,683, respectively.

DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.

EXPENSES OF THE FUNDS AND THE PORTFOLIOS

  Each Fund and each Portfolio pays all expenses not assumed by the AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's or a Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or a Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and the asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specially authorized by the Growth Portfolio's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Growth Portfolio's Board of Trustees.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "Purchasing Shares."

  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchanging Shares."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "Redeeming Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for nonresident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investors tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS or their tax advisor if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS Penalties -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  Nonresident Aliens -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                                 DIVIDEND ORDER

  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

  Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth herein under the caption "Shareholder Information." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Diversification Requirements. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See "Taxation of the Portfolios" herein for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

REINSTATEMENT PRIVILEGE

  For federal income tax purposes, exercise of your reinstatement privilege may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction, because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge payable upon reinstatement.

TAXATION OF THE PORTFOLIOS

  The Portfolios and Their Relationship to the Fund. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio.

  Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

  Options and Futures Transactions. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

  Futures that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.

  If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the

Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time unless the completed transaction exception applies. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Ordinary dividends and return of capital distributions paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a distribution paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  Timing of Purchase Orders. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  Share Certificates. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  Systematic Withdrawal Plan. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  Terms and Conditions of Exchanges. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  Exchanges by Telephone. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholders Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholders Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  Redemptions by Telephone. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholders Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  Signature Guarantees. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner, (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agents current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  Dividends and Distributions. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN

  State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110 is custodian of all securities and cash of the Portfolios. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Portfolios and performs certain other ministerial duties.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

  A I M Fund Services, Inc., a wholly owned subsidiary of AIM, acts as transfer agent and dividend disbursing agent for the Funds. The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. AIM serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1998, 1997 and December 31, 1996, the Small Cap Fund and Basic Value Fund paid accounting services fees of $6,564, $6,379 and $3,900; and $6,806, $3,938 and $1,472, respectively.

INDEPENDENT ACCOUNTANTS

  The Trust's, the Funds' and the Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Trust and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.

  The audited financial statements of the Trust and Growth Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, DC 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

  Prior to May 29, 1998, AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund, and AIM Basic Value Fund operated under the name of GT Global America Value Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of April 1, 1999, and the percentage of the outstanding shares held by such holders are set forth below.

                                                                                              PERCENT
                                                                             PERCENT          OWNED OF
                                                                             OWNED OF        RECORD AND
FUND                                  NAME AND ADDRESS OF OWNER              RECORD*        BENEFICIALLY
----                                  -------------------------              --------       ------------
Basic Value Fund -- Advisor Class     LGT Asset Management 401(K) Plan        57.537%
                                      Judy Creel, Arthur Sprague, or
                                      Robert Alley, TTEES
                                      11 Greenway Plaza, Suite 100
                                      Houston, TX 77046-1173

                                      LGT Asset Management SERP Plan          36.980%
                                      Judy Creel, Arthur Sprague, or
                                      Robert Alley, TTEES
                                      Attn: Debbie Nettles
                                      11 Greenway Plaza, Suite 100
                                      Houston, TX 77046-1173

                                      INVESCO (NY) Asset Management Inc.       5.442%
                                      Attn: Julio Garcia
                                      1166 Avenue of the Americas
                                      New York, New York 10036-2708

Basic Value Fund -- Class A           AIM Foundation                          15.955%
                                      11 Greenway Plaza, Suite 2600
                                      Houston, TX 77046

                                      MLPF&S for the Sole Benefit of           5.814%
                                      Its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Floor
                                      Jacksonville, FL 32246-6484

Basic Value Fund -- Class B           MLPF&S For the Sole Benefits of          5.139%
                                      Its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484

Small Cap Fund -- Advisor Class       LGT Asset Management 401(K) Plan        61.865%
                                      Judy Creel, Arthur Sprague, or
                                      Robert Alley, TTEES
                                      11 Greenway Plaza, Suite 100
                                      Houston, TX 77046-1173

                                      Donaldson Lufkin Jenrette Securities
                                      Corp. Inc.                              12.944%
                                      P.O. Box 2052
                                      Jersey City, New Jersey 07303-2052

                                      MLPF&S for the Sole Benefit of           6.742%
                                      Its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Floor
                                      Jacksonville, FL 32246-6484

Small Cap Fund -- Class A             Jonathan C. Schoolar                                   5.384%
                                      3722 Tartan Lane
                                      Houston, TX 77025

                                                                                              PERCENT
                                                                             PERCENT          OWNED OF
                                                                             OWNED OF        RECORD AND
FUND                                  NAME AND ADDRESS OF OWNER              RECORD*        BENEFICIALLY
----                                  -------------------------              --------       ------------
Small Cap Fund -- Class B             MLPF&S for the Sole Benefit of           9.781%
                                      Its Customers
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:
                                       n
                                 P(1+T) =ERV

    Where  P    =    a hypothetical initial payment of $1,000.
           T    =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).

  The Standardized Returns for the Advisor Class shares of the Basic Value Fund, stated as average annualized total returns for the periods shown, were:

                                                                              BASIC
                                                                           VALUE FUND
PERIOD                                                                    (ADVISOR CLASS)
------                                                                    ---------------
Fiscal year ended Dec. 31, 1998...........................................     7.43%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1998..........    19.57%

  The standardized returns for the Advisor Class shares of the Small Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                                            SMALL CAP
                                                                               FUND
PERIOD                                                                    (ADVISOR CLASS)
------                                                                    ---------------
Fiscal year ended Dec. 31, 1998...........................................    23.38%
Oct. 18, 1995 (commencement of operations) through Dec. 31, 1998..........    17.98%

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                       n
                                 P(1+U) =ERV

    Where  P    =    a hypothetical initial payment of $1,000.
           U    =    average annual total return assuming payment of only a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of stated period.

  Cumulative total return across a stated period may be calculated as follows:
                                       n
                                 P(1+V) =ERV

    Where  P    =    a hypothetical initial payment of $1,000.
           V    =    cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Basic Value Fund, stated as aggregate total returns for the periods shown, were:

                                                                   BASIC
                                                                VALUE FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1998......................................................       77.25%

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Small Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                 SMALL CAP
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1998......................................................       69.82%

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

  The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch IBCA (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All
       Country (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     Nasdaq
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index -- Non-U.S.
     Salomon Brothers World Government Bond Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Basic Value Fund
                       (formerly AIM America Value Fund) and Board of Trustees of AIM Growth Series:

                       In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Value Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                     PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 1999

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                     MARKET
                                        SHARES        VALUE
COMMON STOCKS-92.23%

BANKS (MAJOR REGIONAL)-2.60%

Fleet Financial Group, Inc.               16,000   $   715,000
--------------------------------------------------------------

BANKS (MONEY CENTER)-5.54%

BankAmerica Corp.                         12,725       765,091
--------------------------------------------------------------
Chase Manhattan Corp. (The)                4,550       309,684
--------------------------------------------------------------
First Union Corp.                          7,400       450,012
--------------------------------------------------------------
                                                     1,524,787
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-1.41%

Sigma-Aldrich Corp.                       13,200       387,750
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-3.53%

Adaptec, Inc.(a)                          23,500       412,718
--------------------------------------------------------------
Quantum Corp.(a)                          26,300       558,875
--------------------------------------------------------------
                                                       971,593
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-4.71%

Adobe Systems, Inc.                        9,200       430,100
--------------------------------------------------------------
Computer Associates International,
  Inc.                                    20,300       865,287
--------------------------------------------------------------
                                                     1,295,387
--------------------------------------------------------------

ELECTRIC COMPANIES-12.22%

Carolina Power & Light Co.                 5,200       244,725
--------------------------------------------------------------
DQE, Inc.                                  7,700       338,318
--------------------------------------------------------------
Illinova Corp.                            13,400       335,000
--------------------------------------------------------------
Pinnacle West Capital Corp.                7,825       331,584
--------------------------------------------------------------
GPU, Inc.                                  8,200       362,337
--------------------------------------------------------------
Niagara Mohawk Power Corp.                40,500       653,062
--------------------------------------------------------------
Northeast Utilities                       23,400       374,400
--------------------------------------------------------------
Texas Utilities Co.                       15,500       723,656
--------------------------------------------------------------
                                                     3,363,082
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-4.54%

Philips Electronics N.V.-ADR              10,600       717,487
--------------------------------------------------------------
Raychem Corp.                             16,500       533,156
--------------------------------------------------------------
                                                     1,250,643
--------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-1.85%

Perkin-Elmer Corp.                         5,200       507,325
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTOR)-3.19%

Analog Devices, Inc.(a)                   21,400       671,425
--------------------------------------------------------------
Micron Technology, Inc.                    4,100       207,307
--------------------------------------------------------------
                                                       878,732
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION-1.31%

McDermott International, Inc.             14,600       360,438
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
EQUIPMENT (SEMICONDUCTOR)-2.55%

Novellus Systems, Inc.(a)                 14,200   $   702,900
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-4.40%

Citigroup Inc.                            13,900       688,050
--------------------------------------------------------------
MGIC Investment Corp.                     13,100       521,544
--------------------------------------------------------------
                                                     1,209,594
--------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-1.77%

HCR Manor Care, Inc.(a)                   16,600       487,625
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-5.08%

PacifiCare Health Systems,
  Inc.-Class B(a)                          7,500       596,250
--------------------------------------------------------------
United HealthCare Corp.                   18,600       800,963
--------------------------------------------------------------
                                                     1,397,213
--------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-1.89%

Pharmacia & Upjohn, Inc.                   9,200       520,950
--------------------------------------------------------------

HEALTH CARE (MEDICAL SUPPLIES)-2.70%

Beckman Coulter Inc.                      13,700       743,225
--------------------------------------------------------------

INSURANCE (PROPERTY CASUALTY)-3.06%

Amerin Corp.(a)                            4,200        99,225
--------------------------------------------------------------
EXEL Limited-Class A                       9,900       742,500
--------------------------------------------------------------
                                                       841,725
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-2.89%

Millipore Corp.                           28,000       796,250
--------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-1.73%

Atlantic Richfield Co.                     7,300       476,325
--------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-1.04%

Mobil Corp.                                3,300       287,513
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-2.48%

ENSCO International, Inc.                 26,200       280,012
--------------------------------------------------------------
Schlumberger Ltd.                          8,700       401,288
--------------------------------------------------------------
                                                       681,300
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.90%

Conoco Inc.-Class A(a)                    11,800       246,325
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.51%

Starwood Hotels & Resorts(a)               6,183       140,278
--------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-5.52%

Federated Department Stores, Inc.(a)      13,500       588,093
--------------------------------------------------------------
J.C. Penney Co., Inc.                      8,600       403,125
--------------------------------------------------------------
Saks Inc.(a)                              16,700       527,094
--------------------------------------------------------------
                                                     1,518,312
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
RETAIL (SPECIALTY)-0.77%

Toys "R" Us, Inc.(a)                      12,600   $   212,625
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-3.28%

First Data Corp.                          28,500       903,095
--------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.64%

Corrections Corp. of America(a)           10,000       176,250
--------------------------------------------------------------

TELEPHONE-4.66%

Bell Atlantic Corp.                       11,200       636,300
--------------------------------------------------------------
US West, Inc.                             10,000       646,250
--------------------------------------------------------------
                                                     1,282,550
--------------------------------------------------------------

TOBACCO-3.31%

Philip Morris Companies, Inc.             17,050       912,175
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
WASTE MANAGEMENT-2.15%

Waste Management, Inc.                    12,667   $   590,599
--------------------------------------------------------------
    Total Common Stocks (Cost
      $21,863,862)                                  25,381,566
--------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT
REPURCHASE AGREEMENT-3.73%(b)

SBC Warburg Dillon Read Inc., 4.75%,
  01/04/99(c)                         $1,026,552   $ 1,026,552
--------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $1,026,552)                              1,026,552
--------------------------------------------------------------
TOTAL INVESTMENTS-95.96%                            26,408,118
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-4.04%                  1,110,420
--------------------------------------------------------------
NET ASSETS-100.00%                                 $27,518,538
==============================================================

Abbreviation:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/98 with a maturing value $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost
  $22,890,414)                                $26,408,118
---------------------------------------------------------
Receivables for:
  Investment Advisor                              118,468
---------------------------------------------------------
  Investments sold                                 37,475
---------------------------------------------------------
  Fund shares sold                              1,201,931
---------------------------------------------------------
  Dividends and interest                           33,974
---------------------------------------------------------
Other assets                                       37,479
---------------------------------------------------------
    Total assets                               27,837,445
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            37,333
---------------------------------------------------------
  Fund shares reacquired                          156,968
---------------------------------------------------------
Accrued investment management &
  administration fees                              31,765
---------------------------------------------------------
Accrued accounting fees                               587
---------------------------------------------------------
Accrued distribution fees                          40,203
---------------------------------------------------------
Accrued trustees' fees                              9,702
---------------------------------------------------------
Accrued transfer agent fees                         7,000
---------------------------------------------------------
Accrued operating expenses                         17,075
---------------------------------------------------------
Accrued filing fees                                18,274
---------------------------------------------------------
    Total liabilities                             318,907
---------------------------------------------------------
Net assets applicable to shares outstanding   $27,518,538
=========================================================

NET ASSETS:

Class A                                       $ 9,073,952
=========================================================
Class B                                       $17,406,329
=========================================================
Advisor Class                                 $ 1,038,257
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           500,450
=========================================================
Class B                                           978,399
=========================================================
Advisor Class                                      56,634
=========================================================
Class A:
  Net asset value and redemption price per
    share                                     $     18.13
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.13
    divided by 94.50%)                        $     19.19
=========================================================
Class B:
  Net asset value and offering price per
    share                                     $     17.79
---------------------------------------------------------
Advisor Class:
  Net asset value and offering price per
    share                                     $     18.33
=========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $416 foreign withholding
tax)                                           $  502,395
---------------------------------------------------------
Interest                                           53,825
---------------------------------------------------------
Securities lending income                           2,035
---------------------------------------------------------
    Total investment income                       558,255
---------------------------------------------------------
EXPENSES:

Investment management & administration fees       203,359
---------------------------------------------------------
Accounting fees                                     6,806
---------------------------------------------------------
Custodian fees                                      6,265
---------------------------------------------------------
Trustees' fees                                     16,714
---------------------------------------------------------
Distribution fees -- Class A                       29,605
---------------------------------------------------------
Distribution fees -- Class B                      188,068
---------------------------------------------------------
Transfer agent fees -- Class A                     31,636
---------------------------------------------------------
Transfer agent fees -- Class B                     70,338
---------------------------------------------------------
Transfer agent fees -- Advisor Class                2,932
---------------------------------------------------------
Filing fees                                        43,643
---------------------------------------------------------
Printing fees                                      70,882
---------------------------------------------------------
Other                                              40,141
---------------------------------------------------------
    Total expenses                                710,389
---------------------------------------------------------
Less: Fee waivers                                (102,359)
---------------------------------------------------------
     Net expenses                                 608,030
---------------------------------------------------------
Net investment income (loss)                      (49,775)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            52,411
---------------------------------------------------------
  Option contracts written                         (7,810)
---------------------------------------------------------
                                                   44,601
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    1,516,960
---------------------------------------------------------
    Net gain from investment securities and
       option contracts                         1,561,561
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $1,511,786
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                                   1998           1997
                                                                -----------    -----------

OPERATIONS:

  Net investment income (loss)                                  $   (49,775)   $    22,242
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                        44,601      1,352,859
------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    option contracts                                              1,516,960      2,016,032
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          1,511,786      3,391,133
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                --        (12,256)
------------------------------------------------------------------------------------------
  Advisor Class                                                          --         (1,610)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                          (141,471)      (482,262)
------------------------------------------------------------------------------------------
  Class B                                                          (313,992)    (1,128,861)
------------------------------------------------------------------------------------------
  Advisor Class                                                     (18,735)       (30,657)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         1,006,548      4,423,280
------------------------------------------------------------------------------------------
  Class B                                                            87,004     10,245,557
------------------------------------------------------------------------------------------
  Advisor Class                                                     562,783        197,292
------------------------------------------------------------------------------------------
    Net increase in net assets                                    2,693,923     16,601,616
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            24,824,615      8,222,999
------------------------------------------------------------------------------------------
  End of period                                                 $27,518,538    $24,824,615
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $24,031,065    $22,421,981
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (2,524)            --
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                                 (27,707)       401,890
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    option contracts                                              3,517,704      2,000,744
------------------------------------------------------------------------------------------
                                                                $27,518,538    $24,824,615
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund, formerly AIM America Value Fund, (the "Fund"), is a separate series of AIM Growth Series (the "Trust"). The Trust is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust has six diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.
  The Fund invests substantially all of its investable assets in the Value Portfolio (the "Portfolio"). The Portfolio is organized as a Delaware business trust and is registered under the 1940 Act as a diversified, open-end management investment company.
  The Portfolio has investment objectives, policies, and limitations substantially identical to the Fund. Therefore, the financial statements of the Fund and the Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and the Portfolio. At December 31, 1998, all of the shares of beneficial interest of the Portfolio were owned either by the Fund or INVESCO (NY), Inc., which has a nominal ($100) investment in the Portfolio.
  The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund and Portfolio in the preparation of the financial statements.
A. Portfolio Valuation -- The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.
     Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.
     Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost which approximates market value.
     Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.
B. Repurchase Agreements -- With respect to repurchase agreements entered into by the Portfolio, it is the Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Portfolio under each agreement at its maturity.
C. Option Accounting Principles -- When the Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's consolidated "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option is the mean between the last bid and asked prices on that day. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Portfolio can write options only on a covered basis, which, for a call, requires that the Portfolio hold the underlying security, and, for a put, requires the Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.
     The premium paid by the Portfolio for the purchase of a call or put option is included in the Fund's consolidated "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.
     The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.
E. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the basis of specific identification of the securities sold. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Portfolio to subsequently invest at less advantageous prices. On December 31, 1998 additional paid-in capital was decreased by $47,251 and undistributed net investment income was increased by $47,251 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
F. Portfolio Securities Loaned -- At December 31, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Portfolio:

                               DECEMBER 31, 1998            YEAR ENDED
                          ----------------------------   DECEMBER 31, 1998
                          AGGREGATE VALUE      CASH      -----------------
                             ON LOANS       COLLATERAL     FEES RECEIVED
                          ---------------   ----------   -----------------
                            $1,431,825      $1,433,821        $2,035

     Cash collateral is received by the Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.
G. Deferred Organizational Expenses -- Expenses incurred by the the Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for the Fund and $25,000 for the Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.
H. Taxes -- It is the policy of the Fund and the Portfolio to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.
I. Distributions to Shareholders -- Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio and timing differences.
J. Restricted Securities -- The Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
K. Indexed Securities -- The Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.
L. Line of Credit -- The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.
     For the year ended December 31, 1998, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $87,889 with a weighted average interest rate of 6.24%. Interest expense for the Fund for the year ended December 31, 1998 was $137, and is included in "Other Expenses" on the Statement of Operations.

NOTE 2-RELATED PARTIES

A I M Advisors, Inc. ("Manager") is the Fund's and the Portfolio's investment manager and administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO
(NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the administrator of the Fund and the investment manager and administrator of the Portfolio. Also, on May 29, 1998, A I M Distributors, Inc. ("AIM Distributors"), a wholly-owned subsidiary of the Manager, became the Fund's distributor, and the Trust was reorganized from a Massachusetts business trust into a Delaware business trust, and the Portfolio was reorganized from a New York trust into a Delaware business trust. Finally, on September 4, 1998, A I M Fund Services, Inc. ("AFS"), a wholly-owned subsidiary of the Manager, became the transfer agent of the Fund.
  The Fund pays the Manager administration fees at the annualized rate of 0.25% of the Fund's average daily net assets. The Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter.
  AIM Distributors serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of Chancellor LGT, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.
  Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1998, AIM Distributors and GT Global retained the following sales charges: $1,695 and $2,335, respectively. Purchases of Class A shares exceeding $1,000,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's for Class A were collected for the period ended December 31, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.
  Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of: $15,167 and $38,159, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.
  For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Old Class A Plan") and Class B shares ("Old Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Old Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Old Class A Plan would have been incurred within one year of such reimbursement.
  For the period ended May 29, 1998, pursuant to the Old Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Old Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.
  Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of each of the Fund's Class A shares.
  Pursuant to the Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.
  The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of the Fund. Payments also can be directed by AIM Distributors to financial institutions who have entered into service agreements with respect to Class A and Class B shares of the Fund and who provide continuing personal services to their customers who own Class A and Class B shares of the Fund. The service fees payable to selected financial institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans.
  The Manager and AIM Distributors have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.
  Effective as of the close of business September 4, 1998, the Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") an annualized fee of $24.85 for each shareholder account that is open during any calendar month (this fee includes all out-of-pocket expenses), and an annualized fee of $0.70 per shareholder account that is closed during any calendar month. Both fees are billed by AFS monthly in arrears on a prorated basis of 1/12 of the annualized fee for all such accounts.
  For the period January 1, 1998 to September 4, 1998, GT Global Investor Services, Inc., an affiliate of Chancellor LGT, was the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services received an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services was also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
  The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% to the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.
  The Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or AFS $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.
  At December 31, 1998, all of the shares of beneficial interest of the Portfolio were owned either by the Fund or Invesco (NY), Inc.
NOTE 3-PURCHASES AND SALES OF SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the year ended December 31, 1998 was $39,540,620 and $39,657,090, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment
  securities                                         $4,110,581
---------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                           (688,180)
---------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                         $3,422,401
===============================================================

  Cost of investments for tax purposes is $22,985,717.

NOTE 4-SHARE INFORMATION

Changes in the Fund's shares outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                1998                      1997
                       -----------------------   -----------------------
                        SHARES       AMOUNT       SHARES       AMOUNT
                       --------   ------------   ---------   -----------
Sold:
  Class A               472,964   $  8,362,868     781,797   $13,117,280
------------------------------------------------------------------------
  Class B               587,988     10,276,429   1,148,582    19,043,834
------------------------------------------------------------------------
  Advisor Class          41,555        747,776      14,203       230,962
------------------------------------------------------------------------
Issued as
reinvestment of
dividends:
  Class A                 7,580        134,463      26,859       454,725
------------------------------------------------------------------------
  Class B                16,572        288,515      60,093     1,004,744
------------------------------------------------------------------------
  Advisor Class           1,044         18,735       1,920        32,714
------------------------------------------------------------------------
Reacquired:
  Class A              (424,737)    (7,490,783)   (536,657)   (9,148,725)
------------------------------------------------------------------------
  Class B              (607,196)   (10,477,940)   (606,167)   (9,803,021)
------------------------------------------------------------------------
  Advisor Class         (11,248)      (203,728)     (3,834)      (66,384)
------------------------------------------------------------------------
                         84,522   $  1,656,335     886,796   $14,866,129
========================================================================

NOTE 5-EXPENSE REDUCTIONS

The Manager has directed certain portfolio trades to brokers who then paid a portion of the Portfolio's expenses. For the year ended December 31, 1998, the expenses of the Portfolio were reduced by $1,546 under these arrangements.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B, and Advisor Class outstanding during each of the years in the three-year period ended December 31, 1998 and the period October 18, 1995 (date operations commenced) through December 31, 1995:

                                                                                   CLASS A
                                                              --------------------------------------------------
                                                              1998(a)         1997          1996          1995
                                                              -------        -------       -------       -------
Net asset value, beginning of period                          $17.25         $ 14.65       $ 12.76       $ 11.43
------------------------------------------------------------  ------         -------       -------       -------
Income from investment operations:
  Net investment income(b)                                      0.04            0.09(c)      (0.01)(c)      0.03(c)
------------------------------------------------------------  ------         -------       -------       -------
  Net gains on securities (both realized and unrealized)        1.16            3.87          1.94          1.30
------------------------------------------------------------  ------         -------       -------       -------
    Total from investment operations                            1.20            3.96          1.93          1.33
------------------------------------------------------------  ------         -------       -------       -------
Less distributions:
  Dividends from net investment income                            --           (0.03)           --            --
------------------------------------------------------------  ------         -------       -------       -------
  Distributions from net realized gains                        (0.32)          (1.33)        (0.04)           --
------------------------------------------------------------  ------         -------       -------       -------
    Total distributions                                        (0.32)          (1.36)        (0.04)           --
------------------------------------------------------------  ------         -------       -------       -------
Net asset value, end of period                                $18.13         $ 17.25       $ 14.65       $ 12.76
============================================================  ======         =======       =======       =======
Total Return(d)                                                 7.02%          27.23%        15.12%        11.64%
============================================================  ======         =======       =======       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $9,074         $ 7,688       $ 2,529       $   870
============================================================  ======         =======       =======       =======
Ratio of expenses to average net assets:
  With expense reductions and/or reimbursement                  1.74%(e)        1.99%         2.00%         2.00%(f)
------------------------------------------------------------  ------         -------       -------       -------
  Without expense reductions and/or reimbursement               2.11%(e)        2.97%         5.51%        50.54%(f)
============================================================  ======         =======       =======       =======
Ratio of net investment income to average net assets:
  With expense reductions and/or reimbursement                  0.25%(e)        0.56%        (0.10)%        1.10%(f)
------------------------------------------------------------  ------         -------       -------       -------
  Without expense reductions and/or reimbursement              (0.08)%(e)      (0.42)%       (3.61)%      (47.44)%(f)
============================================================  ======         =======       =======       =======
Ratio of interest expense to average net assets(g)                --            0.03%           --            --
============================================================  ======         =======       =======       =======
Portfolio turnover rate(g)                                       148%             93%          256%           --
============================================================  ======         =======       =======       =======

(a) The Fund changed Investment Advisors on May 29, 1998.
(b) Before reimbursement the net investment loss per share would have been $(0.02), $(0.07), $(0.50), and $(1.11) for 1998-1995, respectively.
(c) Calculated using average shares outstanding.
(d) Does not deduct sales charges and is not annualized for periods less than one year.
(e) Ratios are based on average net assets of $8,458,715.
(f) Annualized.
(g) Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Value Portfolio as a whole without distinguishing between the classes of shares issued.

                                                                              CLASS B                               ADVISOR CLASS
                                                        ----------------------------------------------------        -----------
                                                        1998(a)          1997          1996           1995          1998(a)
                                                        -------        --------       -------       --------        -------
Net asset value, beginning of period                    $ 17.04        $  14.54       $ 12.75       $  11.43        $17.37
------------------------------------------------------  -------        --------       -------       --------        ------
Income from investment operations:
  Net investment income(b)                                (0.08)          (0.01)(c)     (0.10)(c)       0.01(c)       0.07
------------------------------------------------------  -------        --------       -------       --------        ------
  Net gains on securities (both realized and
    unrealized)                                            1.15            3.83          1.93           1.31          1.21
------------------------------------------------------  -------        --------       -------       --------        ------
    Total from investment operations                       1.07            3.82          1.83           1.32          1.28
------------------------------------------------------  -------        --------       -------       --------        ------
Less distributions:
  Dividends from net investment income                       --              --            --             --            --
------------------------------------------------------  -------        --------       -------       --------        ------
  Distributions from net realized gains                   (0.32)          (1.32)        (0.04)            --         (0.32)
------------------------------------------------------  -------        --------       -------       --------        ------
    Total distributions                                   (0.32)          (1.32)        (0.04)            --         (0.32)
------------------------------------------------------  -------        --------       -------       --------        ------
Net asset value, end of period                          $ 17.79        $  17.04       $ 14.54       $  12.75        $18.33
======================================================  =======        ========       =======       ========        ======
Total Return(d)                                            6.34%          26.44%        14.35%         11.55%         7.43%
======================================================  =======        ========       =======       ========        ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $17,406        $ 16,717       $ 5,503       $  1,254        $1,038
======================================================  =======        ========       =======       ========        ======
Ratio of expenses to average net assets:
  With expense reductions and/or reimbursement             2.39%(e)        2.64%         2.65%          2.65%(f)      1.39%(e)
------------------------------------------------------  -------        --------       -------       --------        ------
  Without expense reductions and/or reimbursement          2.76%(e)        3.62%         6.16%         51.19%(f)      1.76%(e)
======================================================  =======        ========       =======       ========        ======
Ratio of net investment income to average net assets:
  With expense reductions and/or reimbursement            (0.40)%(e)      (0.09)%       (0.75)%         0.45%(f)      0.60%(e)
------------------------------------------------------  -------        --------       -------       --------        ------
  Without expense reductions and/or reimbursement         (0.72)%(e)      (1.07)%       (4.26)%       (48.09)%(f)     0.23%(e)
======================================================  =======        ========       =======       ========        ======
Ratio of interest expense to average net assets(f)           --            0.03%           --             --            --
======================================================  =======        ========       =======       ========        ======
Portfolio turnover rate(g)                                  148%             93%          256%            --           148%
======================================================  =======        ========       =======       ========        ======

                                                                 ADVISOR CLASS
                                                        ------------------------------------
                                                         1997          1996           1995
                                                        -------       -------       --------
Net asset value, beginning of period                    $ 14.72       $ 12.77       $  11.43
------------------------------------------------------  -------       -------       --------
Income from investment operations:
  Net investment income(b)                                 0.15(c)       0.03(c)        0.04(c)
------------------------------------------------------  -------       -------       --------
  Net gains on securities (both realized and
    unrealized)                                            3.91          1.96           1.30
------------------------------------------------------  -------       -------       --------
    Total from investment operations                       4.06          1.99           1.34
------------------------------------------------------  -------       -------       --------
Less distributions:
  Dividends from net investment income                    (0.07)           --             --
------------------------------------------------------  -------       -------       --------
  Distributions from net realized gains                   (1.34)        (0.04)            --
------------------------------------------------------  -------       -------       --------
    Total distributions                                   (1.41)        (0.04)            --
------------------------------------------------------  -------       -------       --------
Net asset value, end of period                          $ 17.37       $ 14.72       $  12.77
======================================================  =======       =======       ========
Total Return(d)                                           27.78%        15.58%         11.72%
======================================================  =======       =======       ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $   439       $   191       $     81
======================================================  =======       =======       ========
Ratio of expenses to average net assets:
  With expense reductions and/or reimbursement             1.64%         1.65%          1.65%(f)
------------------------------------------------------  -------       -------       --------
  Without expense reductions and/or reimbursement          2.62%         5.16%         50.19%(f)
======================================================  =======       =======       ========
Ratio of net investment income to average net assets:
  With expense reductions and/or reimbursement             0.91%         0.25%          1.45%(f)
======================================================  =======       =======       ========
  Without expense reductions and/or reimbursement         (0.07)%       (3.26)%       (47.09)%(f)
======================================================  =======       =======       ========
Ratio of interest expense to average net assets(f)         0.03%           --             --
======================================================  =======       =======       ========
Portfolio turnover rate(g)                                   93%          256%            --
======================================================  =======       =======       ========

(a) The Fund changed Investment Advisors on May 29, 1998.
(b) Before reimbursement the net investment loss per share would have been $(0.15), $(0.17), $(0.59), and $(1.13) for 1998-1995, respectively for Class
    B, $0.02, $(0.01), $(0.46) and $(1.10) for 1998-1995, respectively for
    Advisor Class.
(c) Calculated based upon average shares outstanding during the period.
(d) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(e) Ratios are based on average net assets of $18,806,810 and $783,941 for Class B and Advisor Class, respectively.
(f) Annualized.
(g) Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Small Cap Growth Fund (formerly AIM Small Cap Equity Fund) and Board of Trustees of AIM Growth Series (formerly GT Global Growth Series):

                       In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Growth Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



                                                  PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 1999

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1998

                                                     MARKET
                                        SHARES        VALUE
DOMESTIC COMMON STOCKS-78.64%

AEROSPACE/DEFENSE-0.17%

Hawk Corp.(a)                             10,300   $    86,263
--------------------------------------------------------------

AIRLINES-0.14%

Mesaba Holdings, Inc.(a)                   3,500        72,188
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.74%

Tower Automotive, Inc.(a)                 15,600       389,025
--------------------------------------------------------------

BANKING (REGIONAL)-0.91%

Centennial Bancorp(a)                      6,500       121,875
--------------------------------------------------------------
Columbia Bancorp                          20,000       180,000
--------------------------------------------------------------
Fort Bend Holdings Corp.                   5,000       122,500
--------------------------------------------------------------
Silicon Valley Bancshares(a)               3,000        51,094
--------------------------------------------------------------
                                                       475,469
--------------------------------------------------------------

BIOTECHNOLOGY-0.86%

Curative Health Services, Inc.(a)          1,400        46,900
--------------------------------------------------------------
Scios, Inc.(a)                            38,900       403,582
--------------------------------------------------------------
                                                       450,482
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.55%

Cox Radio, Inc.-Class A(a)                 6,800       287,300
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.81%

Cambrex Corp.                              8,400       201,600
--------------------------------------------------------------
ChiRex, Inc.(a)                            6,000       128,250
--------------------------------------------------------------
OM Group, Inc.                             2,500        91,250
--------------------------------------------------------------
                                                       421,100
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.97%

Brightpoint, Inc.(a)                      20,000       275,000
--------------------------------------------------------------
Excel Switching Corp.(a)                   7,100       269,800
--------------------------------------------------------------
Periphonics Corp.(a)                      35,000       461,560
--------------------------------------------------------------
REMEC, Inc.(a)                            20,000       360,000
--------------------------------------------------------------
VideoServer, Inc.(a)                      10,000       183,750
--------------------------------------------------------------
                                                     1,550,110
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.39%

Visual Networks, Inc.(a)                   5,500       206,250
--------------------------------------------------------------
COMPUTERS (NETWORKING)-0.28%
ACT Networks, Inc.(a)                     12,000       147,000
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.44%

Actel Corp.(a)                            15,000       300,000
--------------------------------------------------------------
Cybex Computer Products Corp.(a)           3,600       105,750
--------------------------------------------------------------
QLogic Corp.(a)                            1,100       143,963
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
COMPUTERS (PERIPHERALS)-(CONTINUED)

Xircom, Inc.(a)                            6,000   $   204,000
--------------------------------------------------------------
                                                       753,713
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-10.46%

AnswerThink Consulting Group,
  Inc.(a)                                 12,600       338,625
--------------------------------------------------------------
Best Software, Inc.(a)                     4,000        95,000
--------------------------------------------------------------
Computer Management Sciences,
  Inc.(a)                                 19,100       331,863
--------------------------------------------------------------
Concord Communications, Inc.(a)            8,200       465,350
--------------------------------------------------------------
Documentum, Inc.(a)                        2,900       154,969
--------------------------------------------------------------
Engineering Animation, Inc.(a)             3,700       199,800
--------------------------------------------------------------
Entrust Technologies, Inc.                12,900       307,988
--------------------------------------------------------------
InfoSpace.com, Inc.(a)                    10,000       381,250
--------------------------------------------------------------
Internet America, Inc.(a)                  6,000       174,000
--------------------------------------------------------------
ISS Group, Inc.(a)                         3,000       165,000
--------------------------------------------------------------
Macromedia, Inc.(a)                       10,000       336,875
--------------------------------------------------------------
MAPICS, Inc.(a)                           19,300       318,450
--------------------------------------------------------------
Metro Information Services, Inc.(a)       12,400       372,000
--------------------------------------------------------------
MindSpring Enterprises, Inc.(a)            2,000       122,125
--------------------------------------------------------------
Pervasive Software, Inc.(a)               10,000       192,500
--------------------------------------------------------------
QuadraMed Corp.(a)                         5,000       102,500
--------------------------------------------------------------
ScanSource, Inc.(a)                       11,000       236,500
--------------------------------------------------------------
Software AG Systems, Inc.(a)              20,000       362,500
--------------------------------------------------------------
Spyglass, Inc.(a)                         12,000       264,000
--------------------------------------------------------------
Stac Software, Inc.(a)                    20,000        27,500
--------------------------------------------------------------
USWeb Corp.(a)                            14,000       369,250
--------------------------------------------------------------
Wiztec Solutions Ltd.(a)                  10,000       144,375
--------------------------------------------------------------
                                                     5,462,420
--------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES AND GIFTS)-0.80%

Department 56, Inc.(a)                     3,200       120,200
--------------------------------------------------------------
Fossil, Inc.(a)                            7,000       201,250
--------------------------------------------------------------
Media Arts Group, Inc.(a)                  7,000        98,438
--------------------------------------------------------------
                                                       419,888
--------------------------------------------------------------

CONSUMER FINANCE-0.42%

AmeriCredit Corp.(a)                      15,800       218,238
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.89%

AFC Cable Systems, Inc.(a)                 5,000       168,125
--------------------------------------------------------------
General Cable Corp.                       15,200       311,600
--------------------------------------------------------------
Hadco Corp.(a)                             1,700        59,500
--------------------------------------------------------------
Hypercom Corp.(a)                         12,500       123,438
--------------------------------------------------------------
Optimal Robotics Corp.(a)                 10,000       140,000
--------------------------------------------------------------
Sawtek Inc.(a)                             4,900        85,750
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

SLI, Inc.(a)                               3,500   $    97,125
--------------------------------------------------------------
                                                       985,538
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-2.36%

Apex PC Solutions, Inc.(a)                 5,000       144,375
--------------------------------------------------------------
Applied Micro Circuits Corp.(a)            3,100       105,303
--------------------------------------------------------------
Hi/Fn, Inc.(a)                             5,069       119,757
--------------------------------------------------------------
RF Micro Devices, Inc.(a)                  7,000       324,625
--------------------------------------------------------------
Sipex Corp.(a)                             8,000       281,000
--------------------------------------------------------------
TranSwitch Corp.(a)                        6,700       260,881
--------------------------------------------------------------
                                                     1,235,941
--------------------------------------------------------------

ENTERTAINMENT-0.26%

SFX Entertainment, Inc.-Class A(a)         2,500       137,188
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.51%

Asyst Technologies, Inc.(a)                7,500       152,813
--------------------------------------------------------------
Etec Systems, Inc.(a)                      2,900       116,000
--------------------------------------------------------------
                                                       268,813
--------------------------------------------------------------

FOODS-1.47%

Ben & Jerry's Homemade, Inc.-Class
  A(a)                                    13,000       290,875
--------------------------------------------------------------
Fresh Del Monte Produce Inc.(a)            3,000        65,063
--------------------------------------------------------------
Hain Food Group, Inc. (The)(a)             6,200       155,000
--------------------------------------------------------------
Horizon Organic Holding Corp.(a)           4,000        62,000
--------------------------------------------------------------
United Natural Foods, Inc.(a)              8,000       193,000
--------------------------------------------------------------
                                                       765,938
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC AND OTHER)-3.47%

Anesta Corp.(a)                            5,000       133,125
--------------------------------------------------------------
Barr Laboratories, Inc.(a)                11,800       566,400
--------------------------------------------------------------
Jones Pharma, Inc.                        18,800       686,200
--------------------------------------------------------------
Medicis Pharmaceutical-Class A(a)          3,000       178,875
--------------------------------------------------------------
Parexel International Corp.(a)            10,000       250,000
--------------------------------------------------------------
                                                     1,814,600
--------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.13%

New American Healthcare Corp.(a)           6,300        70,481
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.92%

Colorado MEDtech, Inc.(a)                 25,000       331,250
--------------------------------------------------------------
Hologic, Inc.(a)                           8,000        97,000
--------------------------------------------------------------
Osteotech, Inc.(a)                         5,000       232,500
--------------------------------------------------------------
PSS World Medical, Inc.(a)                11,700       269,100
--------------------------------------------------------------
Xomed Surgical Products, Inc.(a)           2,250        72,000
--------------------------------------------------------------
                                                     1,001,850
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-3.23%

Hooper Holmes, Inc.                       12,200       353,800
--------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                                 16,000       311,000
--------------------------------------------------------------
Physician Reliance Network, Inc.(a)       38,300       502,688
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
HEALTH CARE (SPECIALIZED SERVICES)-(CONTINUED)

Superior Consultant Holdings
  Corp.(a)                                 5,000   $   217,500
--------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)        10,300       304,493
--------------------------------------------------------------
                                                     1,689,481
--------------------------------------------------------------

INSURANCE (LIFE & HEALTH)-1.36%

Healthcare Recoveries, Inc.(a)            14,000       238,000
--------------------------------------------------------------
Reinsurance Group of America, Inc.         7,800       473,850
--------------------------------------------------------------
                                                       711,850
--------------------------------------------------------------

INSURANCE (PROPERTY &
  CASUALTY)-0.52%

FPIC Insurance Group, Inc.                 3,000       142,500
--------------------------------------------------------------
Medical Assurance, Inc.                    3,850       127,291
--------------------------------------------------------------
                                                       269,791
--------------------------------------------------------------

INSURANCE BROKERS-0.39%

Clark/Bardes Holdings, Inc.(a)            12,200       205,875
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.85%

Knight/Trimark Group, Inc.-Class
  A(a)                                    18,600       445,238
--------------------------------------------------------------

IRON & STEEL-0.44%

Gibraltar Steel Corp.(a)                  10,000       227,500
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.94%

Acclaim Entertainment, Inc.(a)            20,000       245,000
--------------------------------------------------------------
JAKKS Pacific, Inc.(a)                     7,500        80,625
--------------------------------------------------------------
Noodle Kidoodle, Inc.(a)                  20,000       190,000
--------------------------------------------------------------
THQ, Inc.(a)                               9,000       252,000
--------------------------------------------------------------
Zomax Optical Media, Inc.(a)              15,000       243,750
--------------------------------------------------------------
                                                     1,011,375
--------------------------------------------------------------

LODGING (HOTELS)-0.63%

ExecuStay Corp.(a)                        25,400       330,200
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.12%

Gradall Industries, Inc.(a)                4,400        63,250
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.39%

Matthews International Corp.-Class A       2,300        72,450
--------------------------------------------------------------
Spartech Corp.                             6,000       132,000
--------------------------------------------------------------
                                                       204,450
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-1.01%

CompX International, Inc.(a)               6,800       179,350
--------------------------------------------------------------
Knoll, Inc.(a)                            11,700       346,613
--------------------------------------------------------------
                                                       525,963
--------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.32%

Cal Dive International, Inc.(a)            3,500        72,625
--------------------------------------------------------------
Gulfmark Offshore Inc.(a)                  6,000        94,500
--------------------------------------------------------------
                                                       167,125
--------------------------------------------------------------

OIL & GAS (EXPLORATION AND PRODUCTION)-0.66%

Cabot Oil & Gas Corp.-Class A              4,000        60,000
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
OIL & GAS (EXPLORATION AND
  PRODUCTION)-(CONTINUED)

Evergreen Resources, Inc.(a)               5,900   $   104,725
--------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.(a)         2,000        28,500
--------------------------------------------------------------
Newfield Exploration Co.(a)                5,700       118,988
--------------------------------------------------------------
Seagull Energy Corp.(a)                    5,000        31,563
--------------------------------------------------------------
                                                       343,776
--------------------------------------------------------------

PERSONAL CARE-0.70%

D & K Healthcare Resources, Inc.(a)        5,000       136,250
--------------------------------------------------------------
Steiner Leisure Ltd.(a)                    4,300       137,600
--------------------------------------------------------------
Twinlab Corp.(a)                           7,000        91,875
--------------------------------------------------------------
                                                       365,725
--------------------------------------------------------------

PUBLISHING-0.62%

Information Holdings, Inc.(a)             20,500       322,875
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.35%

Correctional Properties Trust             10,000       180,621
--------------------------------------------------------------

RESTAURANTS-1.15%

P.F. Chang's China Bistro, Inc.(a)        10,000       227,500
--------------------------------------------------------------
PJ America, Inc.(a)                       12,000       217,500
--------------------------------------------------------------
Taco Cabana-Class A(a)                    20,000       155,000
--------------------------------------------------------------
                                                       600,000
--------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-0.55%

Tweeter Home Entertainment Group,
  Inc.(a)                                 10,000       287,500
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.46%

99 Cents Only Stores(a)                   15,500       761,438
--------------------------------------------------------------

RETAIL (DRUG STORES)-0.49%

Duane Reade, Inc.(a)                       6,700       257,950
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.30%

Wild Oats Markets Inc.(a)                  5,000       157,500
--------------------------------------------------------------

RETAIL (HOME SHOPPING)-1.74%

DM Management Co.(a)                      38,950       740,050
--------------------------------------------------------------
Micro Warehouse, Inc.(a)                   5,000       169,063
--------------------------------------------------------------
                                                       909,113
--------------------------------------------------------------

RETAIL (SPECIALTY)-2.55%

Blue Rhino Corp.(a)                       13,000       289,250
--------------------------------------------------------------
CSK Auto Corp.(a)                          3,300        88,069
--------------------------------------------------------------
Hollywood Entertainment Corp.(a)          10,000       272,500
--------------------------------------------------------------
Renters Choice, Inc.(a)                    8,000       254,000
--------------------------------------------------------------
Rent-Way, Inc.(a)                          8,000       194,500
--------------------------------------------------------------
School Specialty, Inc.                     6,000       126,000
--------------------------------------------------------------
UBid, Inc.(a)                              1,000       106,626
--------------------------------------------------------------
                                                     1,330,945
--------------------------------------------------------------

RETAIL (SPECIALTY APPAREL)-1.59%

Buckle, Inc. (The)(a)                      5,200       124,800
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
RETAIL (SPECIALTY APPAREL)-(CONTINUED)

Chico's Fas, Inc.(a)                      10,000   $   233,750
--------------------------------------------------------------
Children's Place Retail Stores, Inc.
  (The)(a)                                14,000       351,750
--------------------------------------------------------------
Goody's Family Clothing, Inc.(a)          11,900       119,372
--------------------------------------------------------------
                                                       829,672
--------------------------------------------------------------

SAVINGS & LOAN COMPANY-0.66%

TeleBanc Financial Corp.(a)               10,100       343,400
--------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-2.08%

Abacus Direct Corp.(a)                     2,000        91,000
--------------------------------------------------------------
Hagler Bailly, Inc.(a)                     5,000       100,000
--------------------------------------------------------------
HA-LO Industries, Inc.(a)                  3,000       112,875
--------------------------------------------------------------
Healthworld Corp.(a)                      10,000       103,750
--------------------------------------------------------------
Lamar Advertising Co.(a)                   8,600       320,350
--------------------------------------------------------------
Metris Companies Inc.                      4,000       201,250
--------------------------------------------------------------
Professional Detailing, Inc.(a)            5,500       155,375
--------------------------------------------------------------
                                                     1,084,600
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-7.04%

American Dental Partners, Inc.(a)         20,900       241,656
--------------------------------------------------------------
Bright Horizons Family Solutions,
  Inc.(a)                                 10,000       270,000
--------------------------------------------------------------
Championship Auto Racing Teams,
  Inc.(a)                                 14,300       423,638
--------------------------------------------------------------
Comfort Systems USA, Inc.(a)              22,600       403,975
--------------------------------------------------------------
Iron Mountain, Inc.(a)                    24,150       870,909
--------------------------------------------------------------
ITT Educational Services, Inc.(a)         10,200       346,800
--------------------------------------------------------------
LaSalle Partners, Inc.(a)                  5,000       147,188
--------------------------------------------------------------
Metzler Group, Inc.(a)                     6,600       321,338
--------------------------------------------------------------
Strayer Education, Inc.                    6,000       211,500
--------------------------------------------------------------
United Road Services, Inc.(a)             23,900       439,163
--------------------------------------------------------------
                                                     3,676,167
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-2.74%

Analysts International Corp.               7,300       140,525
--------------------------------------------------------------
Cotelligent Group, Inc.(a)                 5,000       106,563
--------------------------------------------------------------
Insight Enterprises, Inc.(a)              23,250     1,182,844
--------------------------------------------------------------
                                                     1,429,932
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.02%

Lason Holdings, Inc.(a)                   13,600       791,350
--------------------------------------------------------------
Mecon, Inc.(a)                            25,000       262,500
--------------------------------------------------------------
                                                     1,053,850
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-1.40%

Data Processing Resources Corp.(a)        12,200       356,850
--------------------------------------------------------------
Personnel Group of America, Inc.(a)       21,400       374,500
--------------------------------------------------------------
                                                       731,350
--------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-2.27%

Casella Waste Systems, Inc.(a)            10,000       371,250
--------------------------------------------------------------
Cornell Corrections, Inc.(a)              11,100       210,900
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
SERVICES (FACILITIES &
  ENVIRONMENTAL)-(CONTINUED)

GP Strategies Corp.(a)                    10,000   $   150,000
--------------------------------------------------------------
Tetra Tech, Inc.(a)                       10,000       270,625
--------------------------------------------------------------
Waste Connections, Inc.(a)                10,000       183,750
--------------------------------------------------------------
                                                     1,186,525
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.76%

Boston Communications Group, Inc.(a)      10,000       130,000
--------------------------------------------------------------
Metro One Telecommunications,
  Inc.(a)                                 20,000       265,000
--------------------------------------------------------------
                                                       395,000
--------------------------------------------------------------

TEXTILES (APPAREL)-0.29%

Quicksilver, Inc.(a)                       5,000       150,000
--------------------------------------------------------------

TEXTILES (SPECIALTY)-0.49%

Happy Kids, Inc.(a)                       20,000       255,000
--------------------------------------------------------------

TRUCKERS-0.15%

Hub Group, Inc.(a)                         4,000        77,500
--------------------------------------------------------------

WASTE MANAGEMENT-2.43%

Allied Waste Industries, Inc.(a)          26,565       627,598
--------------------------------------------------------------
Eastern Environmental Services,
  Inc.(a)                                 14,400       426,600
--------------------------------------------------------------
KTI, Inc.(a)                              10,000       216,250
--------------------------------------------------------------
                                                     1,270,448
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $31,794,190)                            41,072,780
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-2.49%

BERMUDA-0.67%

Annuity and Life Re, Ltd.
  (Insurance-Life)                        13,000       351,000
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
CANADA-0.36%

Architel Systems Corp. (Electrical
  Equipment)(a)                           15,000   $   189,375
--------------------------------------------------------------

FRANCE-0.72%

Business Objects S.A.-ADR(a)              11,500       373,750
--------------------------------------------------------------

ISRAEL-0.34%

Fundtech Ltd.
  (Computers-Software)(a)                  8,525       175,828
--------------------------------------------------------------

NETHERLANDS-0.24%

Core Laboratories N.V. (Oil &
  Gas-Drilling & Equipment)(a)             6,700       128,137
--------------------------------------------------------------

UNITED KINGDOM-0.16%

ICON, PLC-ADR (Biotechnology)(a)           2,500        83,750
--------------------------------------------------------------
    Total Foreign Stocks and Other
      Equity Interests (Cost
      $946,565)                                      1,301,840
--------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT
U.S. TREASURY SECURITIES-3.80%
U.S. TREASURY BILLS-3.80%(b)(c)
4.44%, 03/25/99 (Cost $1,984,429)     $2,005,000   $ 1,984,429
--------------------------------------------------------------

REPURCHASE AGREEMENT-10.74%(d)
SBC Warburg Dillon Read Inc., 4.75%,
  01/04/99(e) (Cost $5,607,969)        5,607,969     5,607,969
--------------------------------------------------------------
TOTAL INVESTMENTS-95.67%                            49,967,018
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-4.33%                  2,263,845
--------------------------------------------------------------
NET ASSETS-100.00%                                 $52,230,863
==============================================================

Notes to Schedule of Investments

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 5.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% with a market value at 12/31/98 of $1,020,001,079.

Abbreviation:

ADR - American Depositary Receipt

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

ASSETS:

Investments, at market value (cost
  $34,735,184)                                $44,359,049
---------------------------------------------------------
Repurchase agreement (cost $5,607,969)          5,607,969
---------------------------------------------------------
Receivables for:
  Investments sold                                445,267
---------------------------------------------------------
  Fund shares sold                              2,665,706
---------------------------------------------------------
  Dividends and interest                            1,724
---------------------------------------------------------
Variation margin                                   38,750
---------------------------------------------------------
Other assets                                       50,560
---------------------------------------------------------
    Total assets                               53,169,025
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           327,944
---------------------------------------------------------
  Fund shares reacquired                          501,597
---------------------------------------------------------
Accrued investment management &
  administration fees                              17,798
---------------------------------------------------------
Accrued accounting fees                               790
---------------------------------------------------------
Accrued distribution fees                          30,568
---------------------------------------------------------
Accrued trustees' fees                             10,919
---------------------------------------------------------
Accrued transfer agent fees                         8,700
---------------------------------------------------------
Accrued operating expenses                         39,846
---------------------------------------------------------
    Total liabilities                             938,162
---------------------------------------------------------
Net assets applicable to shares outstanding   $52,230,863
---------------------------------------------------------

NET ASSETS:

Class A                                       $24,737,557
=========================================================
Class B                                       $26,447,897
=========================================================
Advisor Class                                 $ 1,045,409
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         1,452,229
=========================================================
Class B                                         1,589,687
=========================================================
Advisor Class                                      60,748
=========================================================
Class A:
  Net asset value and redemption price per
    share                                     $     17.03
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.03
     divided by 94.50%)                       $     18.02
=========================================================
Class B:
  Net asset value and offering price per
    share                                     $     16.64
=========================================================
Advisor Class:
  Net asset value and offering price per
    share                                     $     17.21
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:

Dividends                                     $    42,607
---------------------------------------------------------
Interest                                           94,407
---------------------------------------------------------
Security lending income                            17,459
---------------------------------------------------------
    Total investment income                       154,473
---------------------------------------------------------
EXPENSES:
Investment management & administration fees       243,996
---------------------------------------------------------
Accounting fees                                     6,564
---------------------------------------------------------
Custodian fees                                     31,093
---------------------------------------------------------
Trustees' fees                                     20,474
---------------------------------------------------------
Distribution fees -- Class A                       44,266
---------------------------------------------------------
Distribution fees -- Class B                      192,719
---------------------------------------------------------
Transfer agent fees -- Class A                     41,468
---------------------------------------------------------
Transfer agent fees -- Class B                     63,188
---------------------------------------------------------
Transfer agent fees -- Advisor Class                5,847
---------------------------------------------------------
Printing                                           95,135
---------------------------------------------------------
Professional fees                                  54,802
---------------------------------------------------------
Other                                              59,001
---------------------------------------------------------
    Total expenses                                858,553
---------------------------------------------------------
Less: expense reimbursements/reductions          (148,727)
---------------------------------------------------------
     Net expenses                                 709,826
---------------------------------------------------------
Net investment income (loss)                     (555,353)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         1,040,498
---------------------------------------------------------
  Futures contracts                               (52,075)
---------------------------------------------------------
                                                  988,423
---------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                         8,737,666
---------------------------------------------------------
  Futures contracts                               153,000
---------------------------------------------------------
                                                8,890,666
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies and futures
       contracts                                9,879,089
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $ 9,323,736
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   1998           1997
                                                                -----------    -----------

OPERATIONS:

  Net investment income (loss)                                  $  (555,353)   $  (449,560)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                       988,423      2,524,251
------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    futures contracts                                             8,890,666      1,674,235
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          9,323,736      3,748,926
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                          (576,954)      (213,287)
------------------------------------------------------------------------------------------
  Class B                                                          (733,412)      (410,555)
------------------------------------------------------------------------------------------
  Advisor Class                                                     (30,675)       (32,021)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         9,846,073        990,794
------------------------------------------------------------------------------------------
  Class B                                                         1,291,586      8,950,465
------------------------------------------------------------------------------------------
  Advisor Class                                                    (600,234)     1,099,105
------------------------------------------------------------------------------------------
    Net increase in net assets                                   18,520,120     14,133,427
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            33,710,743     19,577,316
------------------------------------------------------------------------------------------
  End of period                                                 $52,230,863    $33,710,743
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $42,095,396    $31,557,971
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                             --             --
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and futures contracts                                           348,602      1,256,573
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                             9,786,865        896,199
------------------------------------------------------------------------------------------
                                                                $52,230,863    $33,710,743
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund, (the "Fund"), is a separate series of AIM Growth Series (the "Trust"). The Trust is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust has six diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.
  The Fund invests substantially all of its investable assets in the Small Cap Portfolio ("the Portfolio"). The Portfolio is organized as a Delaware business trust and is registered under the 1940 Act as a diversified, open-end management investment company.
  The Portfolio has investment objectives, policies, and limitations substantially identical to the Fund. Therefore, the financial statements of the Fund and the Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and the Portfolio. At December 31, 1998, all of the shares of beneficial interest of the Portfolio were owned either by the Fund or INVESCO (NY), Inc., which has a nominal ($100) investment in the Portfolio.
  The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund and Portfolio in the preparation of the financial statements.
A. Portfolio Valuation -- The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.
     Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.
     Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
     Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.
B. Repurchase Agreements -- With respect to repurchase agreements entered into by the Portfolio, it is the Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Portfolio under each agreement at its maturity.
C. Option Accounting Principles -- When the Portfolio writes a call or put option, an amount equal to the premium received is included in Fund's consolidated "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option is the mean between the last bid and asked prices. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Portfolio can write options only on a covered basis, which, for a call, requires that the Portfolio hold the underlying security, and, for a put, requires the Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.
     The premium paid by the Portfolio for the purchase of a call or put option is included in Fund's consolidated "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.
     The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.
E. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the basis of specific identification of the Securities sold. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Portfolio to subsequently invest at less advantageous prices.
     On December 31, 1998, undistributed net investment income was increased and undistributed net realized gains was decreased by $555,353 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
F. Portfolio Securities Loaned -- At December 31, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Portfolio:

       DECEMBER 31, 1998           PERIOD ENDED
  ----------------------------   DECEMBER 31, 1998
  AGGREGATE VALUE      CASH      -----------------
     ON LOANS       COLLATERAL     FEES RECEIVED
  ---------------   ----------   -----------------
    $5,453,825      $5,571,152        $17,459

     Cash collateral is received by the Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.
G. Deferred Organizational Expenses -- Expenses incurred by the AIM Small Cap Growth Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for the Fund and $25,000 for the Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.
H. Taxes -- It is the policy of the Fund and the Portfolio to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.
I. Distributions to Shareholders -- Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio and timing differences.
J. Restricted Securities -- The Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
K. Indexed Securities -- The Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.
L. Line of Credit -- The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.
     For the year ended December 31, 1998, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $591,476 with a weighted average interest rate of 5.87%. Interest expense for the Fund for the year ended December 31, 1998 was $3,706, and is included in "Other Expenses" on the Statement of Operations.

NOTE 2-RELATED PARTIES

A I M Advisors, Inc. (the "Manager") is the Fund's and the Portfolio's investment manager and administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the administrator of the Fund and the investment manager and administrator of the Portfolio. Also, on May 29, 1998, A I M Distributors, Inc. ("AIM Distributors"), a wholly-owned subsidiary of the Manager, became the Fund's distributor, and the Trust was reorganized from a Massachusetts business trust into a Delaware business trust, and the Portfolio was reorganized from a New York trust into a Delaware business trust. Finally, on September 4, 1998, A I M Fund Services, Inc. ("AFS"), a wholly-owned subsidiary of the Manager, became the transfer agent of the Fund.
  The Fund pays the Manager administration fees at the annualized rate of 0.25% of the Fund's average daily net assets. The Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. These fees are computed daily and paid monthly.
  AIM Distributors, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of Chancellor LGT, served as the Funds' distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.
  Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1998, AIM Distributors and GT Global retained the following sales charges: $12,218 and $6,814, respectively. Purchases of Class A shares exceeding $1,000,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.
  Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of: $244 and $16,156, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.
  For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Old Class A Plan") and Class B shares ("Old Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Old Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Old Class A Plan would have been incurred within one year of such reimbursement.
  For the period ended May 29, 1998, pursuant to the Old Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Old Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.
  Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.
  Pursuant to the Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.
  The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of the Fund. Payments also can be directed by AIM Distributors to financial institutions who have entered into service agreements with respect to Class A and Class B shares of the Fund and who provide continuing personal services to their customers who own Class A and Class B shares of the Fund. The service fees payable to selected financial institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts that were purchased on or after a prescribed date set forth in the Plans.
  The Manager and AIM Distributors have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.
  Effective as of the close of business September 4, 1998, the Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") an annualized fee of $24.85 for each shareholder account that is open during any calendar month (this fee includes all out-of-pocket expenses), and an annualized fee of $0.70 per shareholder account that is closed during any calendar month fees are billed by AFS monthly in arrears on a prorated basis of 1/12 of the annualized fee for all such accounts.
  For the period January 1, 1998 to September 4, 1998, GT Global Investor Services, Inc., an affiliate of Chancellor LGT, was the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services received an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services was also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
  The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets of such investment companies, and 0.02% of the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.
  The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. The Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or AFS $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.
   At December 31, 1998, all of the shares of beneficial interest of the Portfolio were owned either by the Fund or INVESCO (NY), Inc.

NOTE 3-PURCHASES AND SALES OF SECURITIES

  The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the year ended December 31, 1998 was $61,020,877 and $61,119,926, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment
  securities                                        $10,571,589
---------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                           (967,318)
---------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                        $ 9,604,271
===============================================================

  Cost of investments for tax purposes is $34,754,778.

NOTE 4-SHARE INFORMATION

Changes in the Fund's shares outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                 1998                        1997
                       -------------------------   -------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ----------   ------------
Sold:
  Class A               2,808,949   $ 42,444,424    2,067,494   $ 28,341,345
----------------------------------------------------------------------------
  Class B               1,807,272     26,359,785    2,192,656     29,216,057
----------------------------------------------------------------------------
  Advisor Class            63,569        992,118      156,123      2,292,127
----------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                  35,278        549,813       14,194        195,720
----------------------------------------------------------------------------
  Class B                  45,364        690,497       26,438        359,234
----------------------------------------------------------------------------
  Advisor Class             1,482         23,320          507          7,039
----------------------------------------------------------------------------
Reacquired:
  Class A              (2,155,365)   (33,148,164)  (1,992,960)   (27,546,271)
----------------------------------------------------------------------------
  Class B              (1,772,161)   (25,758,696)  (1,570,899)   (20,624,826)
----------------------------------------------------------------------------
  Advisor Class          (114,990)    (1,615,672)     (80,540)    (1,200,061)
----------------------------------------------------------------------------
                          719,398   $ 10,537,425      813,013   $ 11,040,364
============================================================================

NOTE 5-FUTURES CONTRACTS

  On December 31, 1998, $100,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for futures contracts. Open contracts were as follows:

                             NO. OF       MONTH/
         CONTRACT           CONTRACTS   COMMITMENT    APPRECIATION
         --------           ---------   ----------   --------------
Russell 2000 Index             10        March 99       $153,000

NOTE 6-EXPENSE REDUCTIONS

The Manager has directed certain portfolio trades to brokers who then paid a portion of the Portfolio's expenses. For the year ended December 31, 1998, the expenses of the Portfolio were reduced by $1,695 under these arrangements.

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B, and Advisor Class outstanding during each of the years in the three-year period ended December 31, 1998 and the period October 18, 1995 (date operations commenced) through December 31, 1995;

                                                                                  CLASS A
                                                               -------------------------------------------
                                                               1998(a)        1997        1996       1995
                                                               -------       -------     ------     ------
Net asset value, beginning of period                           $ 14.27       $ 12.52     $11.80     $11.43
------------------------------------------------------------   -------       -------     ------     ------
Income from investment operations:
  Net investment income(b)                                       (0.19)(c)     (0.18)(c)  (0.05)(c)   0.04(c)
------------------------------------------------------------   -------       -------     ------     ------
  Net gains on securities (both realized and unrealized)          3.45          2.20       1.69       0.33
------------------------------------------------------------   -------       -------     ------     ------
    Total from investment operations                              3.26(b)       2.02      1.64        0.37
------------------------------------------------------------   -------       -------     ------     ------
Less distributions:
------------------------------------------------------------   -------       -------     ------     ------
  Distributions from net realized gains                          (0.50)        (0.27)     (0.92)        --
------------------------------------------------------------   -------       -------     ------     ------
    Total distributions                                          (0.50)        (0.27)     (0.92)        --
------------------------------------------------------------   -------       -------     ------     ------
Net asset value, end of period                                 $ 17.03       $ 14.27     $12.52     $11.80
============================================================   =======       =======     ======     ======
Total Return(d)                                                  23.15%        16.23%     13.81%      3.24%
============================================================   =======       =======     ======     ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $24,737       $10,896     $8,448     $1,931
============================================================   =======       =======     ======     ======
Ratio of expenses to average net assets:
  With expense reductions and/or reimbursement                    1.75%(e)      1.92%      2.00%      2.00%(f)
============================================================   =======       =======     ======     ======
  Without expense reductions and/or reimbursement                 2.19%(e)      2.52%      3.09%     24.20%(f)
============================================================   =======       =======     ======     ======
Ratio of net investment income to average net assets:
  With expense reductions and/or reimbursement                   (1.29)%(e)    (1.40)%    (0.38)%     1.68%(f)
============================================================   =======       =======     ======     ======
  Without expense reductions and/or reimbursement                (1.73)%(e)    (2.00)%  (1.47)%     (20.52)%(f)
============================================================   =======       =======     ======     ======
Ratio of interest expense to average net assets(g)                0.01%           --         --         --
============================================================   =======       =======     ======     ======
Portfolio turnover rate(g)                                         190%          233%       150%        --
============================================================   =======       =======     ======     ======

(a) The Fund charged Investment Advisors on May 29, 1998.
(b) Before reimbursement the net investment loss per share would have been $(0.24), $(0.25), $(0.19), and $(0.47) for 1998-1995, respectively.
(c) Calculated using average shares outstanding.
(d) Does not deduct sales charges and is not annualized for periods less than one year.
(e) Ratios are based on average net assets of $12,647,418.
(f) Annualized
(g) Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                                                               CLASS B                                ADVISOR CLASS
                                               ---------------------------------------    -------------------------------------
                                               1998(a)        1997      1996     1995     1998(a)      1997     1996     1995
                                               -------      -------   -------   ------    ------      ------   ------   -------
Net asset value, beginning of period           $ 14.06      $ 12.42   $ 11.78   $11.43    $14.39      $12.58   $11.81   $ 11.43
-------------------------------------------    -------      -------   -------   ------    ------      ------   ------   -------
Income from investment operations:
  Net investment income(b)                       (0.29)(c)    (0.26)(c) (0.14)(c) 0.02(c)  (0.14)(c)   (0.14)(c)   --      0.05(c)
-------------------------------------------    -------      -------   -------   ------    ------      ------   ------   -------
  Net gains on securities (both
    realized and unrealized)                      3.37         2.17      1.70     0.33      3.46        2.22     1.69      0.33
-------------------------------------------    -------      -------   -------   ------    ------      ------   ------   -------
    Total from investment
      operations                                  3.08         1.91      1.56     0.35      3.32        2.08     1.69      0.38
-------------------------------------------    -------      -------   -------   ------    ------      ------   ------   -------
Less distributions:
-------------------------------------------    -------      -------   -------   ------    ------      ------   ------   -------
  Distributions from net
   realized gains                                (0.50)       (0.27)    (0.92)      --     (0.50)      (0.27)   (0.92)       --
-------------------------------------------    -------      -------   -------   ------    ------      ------   ------   -------
    Total distributions                          (0.50)       (0.27)    (0.92)      --     (0.50)      (0.27)   (0.92)       --
-------------------------------------------    -------      -------   -------   ------    ------      ------   ------   -------
Net asset value, end of period                 $ 16.64      $ 14.06   $ 12.42   $11.78    $17.21      $14.39   $12.58   $ 11.81
===========================================    =======      =======   =======   ======    ======      ======   ======   =======
Total Return(d)                                  22.22%       15.47%    13.14%    3.06%    23.38%      16.63%   14.22%     3.32%
===========================================    =======      =======   =======   ======    ======      ======   ======   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $26,448      $21,222   $10,694   $2,024    $1,045      $1,592   $  435   $    52
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Ratio of expenses to average net assets:
  With expense reductions
    and/or reimbursement                          2.40%(e)     2.57%     2.65%    2.65%(f)  1.40%(e)    1.57%    1.65%     1.65%(f)
===========================================    =======      =======   =======   ======    ======      ======   ======   =======
  Without expense reductions
    and/or reimbursement                          2.85%(e)     3.17%     3.74%   24.85%(f)  1.84%(e)    2.17%    2.74%    23.85%(f)
===========================================    =======      =======   =======   ======    ======      ======   ======   =======
Ratio of net investment income to
  average net assets:
  With expense reductions
    and/or reimbursement                         (1.95)%(e)   (2.05)%   (1.03)%   1.03%(f) (0.94)%(e)  (1.05)%  (0.03)%    2.03%(f)
===========================================    =======      =======   =======   ======    ======      ======   ======   =======
  Without expense reductions
    and/or reimbursement                         (2.39)%(e)   (2.65)%   (2.12)%     --(f)  (1.38)%(e)  (1.65)%  (1.12)%  (20.17)%(f)
===========================================    =======      =======   =======   ======    ======      ======   ======   =======
Ratio of interest expense
    to average net assets(g)                      0.01%          --        --       --      0.01%         --       --        --
===========================================    =======      =======   =======   ======    ======      ======   ======   =======
Portfolio turnover rate(g)                         190%         233%      150%      --       190%        233%     150%       --%
===========================================    =======      =======   =======   ======    ======      ======   ======   =======

(a) The Fund changed Investment Advisors on May 29, 1998.
(b) Before reimbursement the net investment loss per share would have been $(0.35), $(0.33), $(0.28), and $(0.49) for 1998-1995, respectively for Class
    B, $(0.20), $(0.21), $(0.14), and $(0.46) for 1998-1995, respectively for
    Advisor Class.
(c) Calculated using average shares outstanding.
(d) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(e) Ratios are based on average net assets of $19,271,876 for Class B and $1,783,361 for Advisor Class.
(f) Annualized
(g) Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Small Cap Growth Portfolio as a whole without distinguishing between the classes of shares issued.